Federated Hermes MDT Large Cap Value Fund
Portfolio of Investments
July 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—2.5%
12,575		Alphabet, Inc., Class A	$ 4,478,335
543,426		AT&T, Inc.	12,634,654
197,872	[1]	Charter Communications, Inc.	28,687,483
3,599		Meta Platforms, Inc.	2,003,599
51,845		T-Mobile USA, Inc.	8,954,150
293,352		Verizon Communications, Inc.	13,731,807
		TOTAL	70,490,028
		Consumer Discretionary—11.7%
567,125		Advance Auto Parts, Inc.	31,498,123
628,668	[1]	Amazon.com, Inc.	170,733,655
117,405	[1]	Five Below, Inc.	25,492,148
379,545		General Motors Co.	33,726,369
270,575	[1]	Lululemon Athletica Inc.	32,163,250
203,223		TJX Cos., Inc.	31,975,107
9,198	[1]	Ulta Beauty, Inc.	4,717,010
		TOTAL	330,305,662
		Consumer Staples—7.1%
279,666		Altria Group, Inc.	19,109,578
45,681		Costco Wholesale Corp.	43,483,287
47,241	[1]	Dollar Tree, Inc.	6,009,528
77,315		Kimberly-Clark Corp.	8,451,303
102,919		Kroger Co.	5,942,543
223,200	[1]	Maplebear, Inc.	9,954,720
202,252		PepsiCo, Inc.	28,226,289
42,460		Philip Morris International, Inc.	8,102,217
51,767		Procter & Gamble Co.	7,479,814
579,016		WalMart Inc.	64,386,579
		TOTAL	201,145,858
		Energy—5.1%
48,076		Chevron Corp.	9,462,799
199,078		Devon Energy Corp.	8,984,390
205,423		EOG Resources, Inc.	30,544,346
343,874		ExxonMobil Holdings Corp.	53,451,774
82,051		Marathon Petroleum Corp.	25,966,680
59,748		Phillips 66	12,647,457
55,757		Williams Cos., Inc.	3,988,856
		TOTAL	145,046,302
		Financials—20.1%
55,984		Ameriprise Financial, Inc.	30,558,307
90,247	[1]	Arch Capital Group Ltd.	9,072,531
277,185		Bank of America Corp.	17,171,611
367,261		Bank of New York Mellon Corp.	57,413,912
43,324		Cboe Global Markets, Inc.	13,440,404
206,610		Charles Schwab Corp.	21,743,636
123,506		Fidelity National Financial, Inc.	6,371,675
1,185,956	[1]	Fiserv, Inc.	63,970,467
10,896		Goldman Sachs Group, Inc.	11,096,268

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
163,005		Interactive Brokers Group, Inc., Class A	$ 14,342,810
151,514		JPMorgan Chase & Co.	53,301,110
58,369		Morgan Stanley	12,282,005
151,559		Northern Trust Corp.	27,612,534
572,586		PayPal Holdings, Inc.	32,757,645
13,133		PNC Financial Services Group, Inc.	3,281,543
160,948		Popular, Inc.	28,199,699
218,682		Prudential Financial, Inc.	26,696,699
232,334		State Street Corp.	42,786,629
122,558		Synchrony Financial	9,288,671
163,945		The Hartford Insurance Group, Inc.	23,265,435
168,212		The Travelers Cos., Inc.	62,971,844
10,671		Wells Fargo & Co.	922,508
		TOTAL	568,547,943
		Health Care—12.3%
240,851		AbbVie, Inc.	60,439,150
98,629	[1]	Align Technology, Inc.	16,684,082
74,300		Amgen, Inc.	28,617,388
28,220	[1]	Biogen, Inc.	5,727,249
63,512		Cardinal Health, Inc.	14,609,665
56,321	[1]	Charles River Laboratories International, Inc.	13,095,196
59,516		CVS Health Corp.	6,215,256
354,207	[1]	Elanco Animal Health, Inc.	9,340,439
253,741		Gilead Sciences, Inc.	33,039,616
14,996		Humana, Inc.	5,456,444
107,902	[1]	Illumina, Inc.	22,130,700
42,812	[1]	Incyte Corp.	5,116,890
200,920		Johnson & Johnson	51,505,842
134,714	[1]	Moderna, Inc.	7,385,021
31,067		Regeneron Pharmaceuticals, Inc.	23,692,626
57,560		UnitedHealth Group, Inc.	23,852,864
106,360	[1]	Veeva Systems, Inc.	21,674,041
		TOTAL	348,582,469
		Industrials—11.6%
39,840		Automatic Data Processing, Inc.	10,615,766
22,039		C.H. Robinson Worldwide, Inc.	3,255,821
10,138		Caterpillar, Inc.	8,260,544
438,846	[1]	Copart, Inc.	12,779,196
71,159		Emerson Electric Co.	10,661,041
53,940		GE Aerospace	19,422,176
21,544		GE Vernova, Inc.	21,334,808
71,681		General Dynamics Corp.	27,483,929
19,140		Lennox International, Inc.	7,959,943
38,409		Lockheed Martin Corp.	22,382,461
86,575		Masco Corp.	6,188,381
23,114		Northrop Grumman Corp.	12,538,883
101,641		Otis Worldwide Corp.	7,313,070
192,440		RTX Corp.	41,416,937
433,023		Southwest Airlines Co.	19,473,044
91,262	[1]	SPX Technologies, Inc.	20,042,960
33,414		Trane Technologies PLC	15,201,699
9,460	[1]	TransDigm, Inc.	11,866,435

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
51,066		Union Pacific Corp.	$ 14,917,911
85,507	[1]	United Airlines Holdings, Inc.	10,374,564
239,440		Veralto Corp.	22,548,065
		TOTAL	326,037,634
		Information Technology—18.2%
40,842	[1]	Adobe, Inc.	10,227,245
64,844		Analog Devices, Inc.	23,824,334
525,095		Apple, Inc.	162,207,096
11,464		Applied Materials, Inc.	5,819,929
337,009		Cisco Systems, Inc.	39,089,674
57,938	[1]	Fortinet, Inc.	9,383,059
69,097	[1]	GoDaddy, Inc.	5,717,086
325,184		Hewlett Packard Enterprise Co.	15,576,314
201,956	[1]	Intel Corp.	18,216,431
132,685		Intuit, Inc.	41,937,748
9,645		Micron Technology, Inc.	7,938,124
206,108		Microsoft Corp.	95,782,510
79,771		Qnity Electronics, Inc.	10,464,360
39,963		Qualcomm, Inc.	5,898,938
50,174		TD SYNNEX Corp.	12,829,492
136,625		Texas Instruments, Inc.	37,672,978
39,689	[1]	Tyler Technologies, Inc.	12,287,714
		TOTAL	514,873,032
		Materials—2.4%
237,963		Alcoa Corp.	10,770,205
534,726		Celanese Corp.	23,912,947
279,863		Newmont Corp.	26,225,962
60,608		PPG Industries, Inc.	6,698,396
		TOTAL	67,607,510
		Real Estate—2.9%
66,732	[1]	CBRE Group, Inc.	9,796,925
293,171	[1]	CoStar Group, Inc.	8,431,598
48,713		Iron Mountain, Inc.	5,958,574
392,923		Kilroy Realty Corp.	15,253,271
67,862		SBA Communications Corp.	12,281,665
238,061		SL Green Realty Corp.	12,600,569
74,306		Welltower, Inc.	17,420,298
		TOTAL	81,742,900
		Utilities—4.0%
56,126		American Electric Power Co., Inc.	7,175,709
50,778		DTE Energy Co.	7,203,875
282,920		Duke Energy Corp.	35,486,656
127,508		Edison International	9,355,262
664,390		Exelon Corp.	30,442,350
161,752		Pinnacle West Capital Corp.	16,335,334
62,217		Southern Co.	5,881,995
		TOTAL	111,881,181
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,166,043,870)	2,766,260,519

Shares		Value
	INVESTMENT COMPANY—2.0%
55,810,547	Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[2] (IDENTIFIED COST $55,810,547)	$ 55,810,547
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $2,221,854,417)[3]	2,822,071,066
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	2,671,820
	NET ASSETS—100%	$2,824,742,886
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2026, were as follows:
Affiliated	Value as of 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Value as of 7/31/2026	Shares held as of 7/31/2026	Dividend Income
Consumer Discretionary:
Advance Auto Parts, Inc.	$31,417,659	$—	$(5,324,216)	$4,567,082	$837,598	$31,498,123	567,125	$450,072
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2025	$44,278,395
Purchases at Cost	$434,077,186
Proceeds from Sales	$(422,545,034)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$55,810,547
Shares Held as of 7/31/2026	55,810,547
Dividend Income	$1,372,791

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any Over-the-counter (OTC) derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.